Intangible Assets (Details) $ in Thousands	12 Months Ended
Apr. 30, 2022 USD ($) shares
Intangible Assets [Line Items]
Cash	$ 50
Business Acquisitions [Member]
Intangible Assets [Line Items]
Cash consideration	177
Business Acquisitions [Member] | Developed Technology [Member]
Intangible Assets [Line Items]
Cash consideration	151
Business Acquisitions [Member] | PolicyPal [Member]
Intangible Assets [Line Items]
Cash consideration	$ 101
Common Stock [Member]
Intangible Assets [Line Items]
Share issued (in Shares) | shares	619